Expenses - Components of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Cost of sales	$ 2,308,390	$ 2,678,081
Selling and distribution	700,996	583,357
Administrative expenses	116,760	133,672
Total expenses by function	3,126,146	3,395,110
Cost of raw materials and purchased methanol	1,712,545	2,219,459
Ocean freight and other logistics	480,959	362,282
Employee expenses, including share-based compensation	238,986	251,149
Other expenses	247,645	176,517
Cost of sales and operating expenses	2,680,135	3,009,407
Depreciation and amortization	446,011	385,703
Total expenses by nature	$ 3,126,146	$ 3,395,110